Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenues	Deferred revenues were as follows:

	December 31,
	2016	2015
	(in millions)
Hilton Honors points sales	$29	$233
Other	13	18

	$42	$251